Submission	Sep. 06, 2024
Submission [Line Items]
Central Index Key	0000072331
Registrant Name	Nordson Corporation
Registration File Number	333-274340
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES